Tax matters - Significant components of deferred tax assets and liabilities (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets	$ 31,528	$ 68,404
Deferred tax liabilities	(59,309)	(82,910)
Net Total Deferred Tax (Liability)	(27,781)	(14,506)
Total	$ 628,826	516,347
Number of years open to review	4 years
Unused tax losses
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Total	$ 513,189	428,665
Unused tax credits
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Total	8,685	7,949
Unrecognised deductible temporary differences
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Total	$ 106,952	$ 79,733